Partners' Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Mar. 27, 2019	Sep. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Common units issued			18,178,100	18,178,100
Common units outstanding			18,178,100	18,178,100
General Partner Units Outstanding			348,570	348,570
Redemption price			$ 116,850	$ 0	$ 0
Dividends paid			28,771	52,600	51,630
Difference between carrying amount of Class B Convertible Preferred Units and their redemption price			$ 9,119	$ 0	$ 0
Reverse unit split, description	one for seven reverse unit split
CMTC
Interest of CGP in the partnership			1.88%
Class B Convertible Preferred Unit Subscription Agreement
Class B convertible preferred unit issued						24,655,554
Conversion price of the Preferred units						$ 9
Preferred units conversion rate						1
May 23, June 6, 2012 and 2013 Class B Convertible Preferred Units Subscription Agreements Conversion Terms			Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), should have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date should be entitled to receive, in cash, when, as and if authorized by the Partnership’s board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to the Subscription Agreements. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate should be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Class B Convertible Preferred Units | Transaction Agreement with DSS Holdings L.P.
Redemption percentage	100.00%
Redemption price	$ 116,850
Dividends paid	2,652
Difference between carrying amount of Class B Convertible Preferred Units and their redemption price	$ 9,119
The "ATM Offering" | UBS Securities LLC ("UBS")
Equity offering					736,008
Net proceeds from equity offering					$ 17,815
Maximum proceeds from the issuance of new common units		$ 50,000
Offering expenses					$ 176
The "ATM Offering" | Maximum | UBS Securities LLC ("UBS")
Commission percentage			2.00%
Right waived | Minimum | CMTC
Distribution target amount per unit			$ 1.6975
Right waived | Maximum | CMTC
Distribution target amount per unit			$ 1.75
Before Reverse Split
Common units issued	127,246,692
Common units outstanding	127,246,692
General Partner Units Issued	2,439,989
General Partner Units Outstanding	2,439,989
Adjusted for the March 2019 reverse split
Common units issued			18,178,100
Common units outstanding			18,178,100
General Partner Units Issued			348,570
General Partner Units Outstanding			348,570